Subsequent Events (Details Narrative)					10 Months Ended
	Jun. 20, 2023 shares	Apr. 07, 2023 USD ($)	Mar. 29, 2023 USD ($)	Jan. 30, 2023 shares	Dec. 15, 2023 USD ($) $ / shares shares	Jun. 30, 2023 shares	Jan. 26, 2023 shares	Jan. 20, 2023 shares	Jan. 12, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Subsequent Event [Line Items]
Conversion ratio				1
Issuance of Class B ordinary shares to Sponsor, Shares	750,000
Forecast [Member]
Subsequent Event [Line Items]
Number of public shares outstanding					2,383,053
Number of ordinary shares, shareholders exercised their right to redeem					32,116,947
Amount removed from the Trust Account to pay holders | $					$ 332,000,000
Price per public share | $ / shares					$ 10.34
Amount remain in the Trust Account | $					$ 25,000,000
Common Class B [Member]
Subsequent Event [Line Items]
Number of public shares outstanding				0		0				11,983,333	11,983,333
Ordinary shares, shares issued				0		0				11,983,333	11,983,333
Common Class A [Member]
Subsequent Event [Line Items]
Number of public shares outstanding				47,933,333		13,433,333				1,450,000	1,450,000
Ordinary shares, shares issued				47,933,333		13,433,333				1,450,000	1,450,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion ratio				1
Number of public shares outstanding							47,933,333
Past due fee balance | $			$ 151,000
Market value of listed securities | $		$ 50,000,000
Subsequent Event [Member] | Founder shares [Member]
Subsequent Event [Line Items]
Number of public shares outstanding									11,983,333
Ordinary shares, shares issued									11,983,333
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Number of shares cancelled				11,983,333
Number of public shares outstanding								0
Ordinary shares, shares issued								0
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Issuance of Class B ordinary shares to Sponsor, Shares				11,983,333
Number of public shares outstanding								47,933,333	35,950,000
Ordinary shares, shares issued								47,933,333	35,950,000